Expense Example - Service Shares - BlackRock GNMA Portfolio - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	$ 1,114